CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS:
Allowance for Accounts receivable	$ 60,000	$ 60,000	$ 55,000
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	15,538,726	4,655,486	2,356,152
Common stock shares outstanding	15,538,726	4,655,486	2,356,152
Series A Convertible Preferred stock [Member]
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	23,334	23,334	23,334
Preferred stock shares issued	23,334	23,334	23,334
Preferred stock shares outstanding	23,334	23,334	23,334
Series C Convertible Preferred stock [Member]
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,785,715	1,785,715	1,785,715
Preferred stock shares issued	1,785,715	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715	1,785,715
Series D Convertible Preferred stock [Member]
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,016,014	1,016,014	3,906,250
Preferred stock shares issued	1,016,014	1,016,014	0
Preferred stock shares outstanding	1,016,014	1,016,014	0